Nature of operations (Tables)	12 Months Ended
Dec. 31, 2022
Nature of operations
Schedule of subsidiaries by geographical location

Entity	Jurisdiction	% ownership
Barkerville Gold Mines Ltd. (“Barkerville”)	British Columbia	100%
Sapuchi Minera, S. de R.L. de C.V. (“Sapuchi”)	Mexico	100%
Tintic Consolidated Metals LLC (“Tintic”)	USA	100%